Other administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Administrative Expenses
Outsourced services	R$ (5,072,470)	R$ (4,853,582)	R$ (4,768,664)
Communication	(1,101,727)	(1,253,156)	(1,333,127)
Data processing	(2,160,503)	(2,248,464)	(2,150,048)
Advertising and marketing	(1,870,379)	(1,340,104)	(1,052,083)
Asset maintenance	(1,405,984)	(1,304,469)	(1,299,441)
Financial system	(1,561,041)	(1,142,628)	(1,119,697)
Rental	(122,987)	(151,838)	(142,448)
Security and surveillance	(582,261)	(581,656)	(698,206)
Transport	(780,222)	(703,416)	(651,238)
Water, electricity and gas	(358,376)	(356,177)	(373,056)
Advances to FGC (Deposit Guarantee Association)	(714,721)	(670,854)	(588,093)
Supplies	(113,748)	(109,666)	(139,371)
Travel	(91,414)	(33,982)	(77,433)
Other	(1,574,686)	(1,243,163)	(1,091,221)
Total	R$ (17,510,519)	R$ (15,993,155)	R$ (15,484,126)